Concentrations (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) integer
Tenants leasing mining locations | integer	5
Mining Top Customer
Customer revenue concentration	30.00%
Accounts receivable concentration | $	$ 282